Share-based compensation - Schedule of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Number of options outstanding, beginning balance (in shares) | shares	16,004,890	8,695,348	9,041,288
Number of options granted (in shares) | shares	2,140,650	9,640,611	2,164,070
Number of options forfeited (in shares) | shares	(1,647,782)	(1,332,946)	(414,317)
Number of options exercised (in shares) | shares	(3,057,801)	(620,143)	(2,074,572)
Number of options expired (in shares) | shares	(1,010,712)	(377,980)	(21,121)
Number of options outstanding, ending balance (in shares) | shares	12,429,245	16,004,890	8,695,348
Number of options, Exercisable (in shares) | shares	5,793,791	6,402,109	4,453,983
Weighted average exercise price
Weighted average exercise price outstanding, beginning balance (in dollars per share) | $ / shares	$ 164.56	$ 190.19	$ 138.60
Weighted average exercise price granted (in dollars per share) | $ / shares	129.05	141.55	315.86
Weighted average exercise price forfeited (in dollars per share) | $ / shares	158.21	215.07	191.43
Weighted average exercise price exercised (in dollars per share) | $ / shares	128.91	78.33	96.12
Weighted average exercise price expired (in dollars per share) | $ / shares	190.86	130.86	196.25
Weighted average exercise price outstanding, ending balance (in dollars per share) | $ / shares	165.93	164.56	190.19
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 184.98	$ 172.69	$ 152.64